Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000049877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Local Income Portfolio
Without Sales Load [Member] | C000049877
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	4.02%	5.48%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	13.06%	2.33%	3.13%